Financial assets and financial liabilities - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ (268,314)	R$ (211,986)	R$ (113,934)	R$ (102,128)
Value of financial instrument, financial liabilities	R$ 2,623,700	R$ 2,570,448
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 220,301
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	100.00%
Interest rate used in measuring financial assets	13.04%
Probable scenario	R$ 28,727
Increase (decrease) In Financial Instrument In Possible Scenario	21,545
Increase (decrease) In Financial Instrument In Remote Scenario	7,182
Interest rate risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 12,375
Inflation rate used in measuring financial liabilities	4.62%
Probable scenario	R$ 572
Increase (decrease) In Financial Instrument In Possible Scenario	715
Increase (decrease) In Financial Instrument In Remote Scenario	1,001
Interest rate risk | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 327,834
Inflation rate used in measuring financial liabilities	3.17%
Probable scenario	R$ 10,392
Increase (decrease) In Financial Instrument In Possible Scenario	12,990
Increase (decrease) In Financial Instrument In Remote Scenario	R$ 18,187